Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (329,576)	₩ (373,442)
Changes, net of taxes	369,715	43,866
Balance at December 31	40,139	(329,576)
Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(329,576)
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(47,086)	(124)
Changes, net of taxes	486,065	(46,962)
Balance at December 31	438,979	(47,086)
Valuation gain (loss) on financial assets at FVOCI [member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(47,086)
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(334,637)
Changes, net of taxes	(114,191)	56,495
Balance at December 31	(392,333)
Other comprehensive loss of investments in associates [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(278,142)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(920)	(41,601)
Changes, net of taxes	18,535	40,681
Balance at December 31	17,615	(920)
Valuation gain (loss) on derivatives [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(920)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		2,920
Changes, net of taxes	(20,694)	(6,348)
Balance at December 31	₩ (24,122)
Foreign currency translation differences for foreign operations [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		₩ (3,428)